UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul R. Feardy
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2016

Item 1. Reports to Stockholders.

Semi-Annual Report
June 30, 2016

U.S. Global Jets ETF
Ticker: JETS

U.S. GLOBAL JETS ETF

U.S. GLOBAL JETS ETF

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Unaudited)

For the period between December 31, 2015, and June 30, 2016, the U.S. Global Jets ETF (JETS) fell 14.78 percent in net asset value (NAV), outperforming its benchmark, the U.S. Global Jets Index (JETSX), which lost 15.50 percent. No material changes took place to the index methodology during this period.

The first half of 2016 followed a year of record profits for domestic airlines. In 2015, the industry collectively logged $25.6 billion in after-tax net profit, more than three times the amount reported in 2014. This was the sixth straight year of profitability.

Low crude oil prices continue to be a significant profit driver for airlines. With jet kerosene expected to average $55.4 per barrel in 2016, down from last year’s average of $66.7, fuel now accounts for a much lower percentage of airlines’ total expenses: 19.7 percent, compared to 27.5 percent in 2015.

However, these fuel cost savings could be growing long in the tooth. The International Air Transport Association (IATA) writes that “we are perhaps coming toward the end of the biggest stimulus to traffic from lower oil prices.”

Domestic airlines’ load factor, a measure of the use of airline capacity, climbed to 83.4 percent in April, after three straight months of declines, according to June data from the U.S. Department of Transportation. Meanwhile, the number of revenue passenger miles in April rose to 77 billion, a record high.

More people than ever before in the U.S. are now traveling by air, a December 2015 Ipsos Public Affairs/Airlines for America survey found. Eighty-one percent of respondents said they’ve flown at least once in their lives, while 45 percent said they flew at some point in the last three years, up from 39 percent in 1997. This is likely a function of a record stretch of monthly job growth, low unemployment and steady to declining airfares. Big-data travel firm Hopper estimates that summer fares in 2016 will be the cheapest since 2009, which should help boost demand domestically going forward.

Global Middle Class Driving Demand Growth

Globally, the air passenger market expanded 7 percent year-over-year in the first quarter of 2016, the strongest start to a year since 2012. (The first quarter has historically been the weakest.) This comes despite a subdued economic backdrop, especially in China. In March, passenger traffic rose 5.3 percent year-over-year, a moderate slowdown from growth rates in January (7.2 percent) and February (8.6 percent).

Based on June calculations, the IATA expects net profit for global airlines to reach an all-time high of $39.4 billion by year’s end, with profit per departing passenger to hit $10.40, up from $9.90 in 2015. North America remains the most profitable region, following by Asia-Pacific and Europe.

U.S. GLOBAL JETS ETF

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

Looking ahead, aircraft-makers Boeing and Airbus both see huge expansion in deliveries as the global middle class continues to swell in rank. In its Current Market Outlook, Boeing projects total demand for nearly 40,000 new aircraft over the next 20 years—a 4 percent increase over last year’s forecast—with a large percentage of the growth occurring in Asia. Altogether, these deals are estimated to be valued at a monumental $5.9 trillion.

Airbus’ forecast, while somewhat more conservative, is no less impressive in our view. The French airline manufacturer sees demand for more than 33,000 new aircrafts between now and 2035, all with an estimated market value of $5.2 trillion.

The lion’s share of this expansion is expected to take place in emerging and developing countries such as India and China, where middle class growth is booming. Higher incomes should heat up flight demand and help air traffic double over the next 15 years, according to Airbus. In India alone, air traffic is expected to accelerate fivefold between now and 2035. The Federal Aviation Administration (FAA) sees the number of global revenue passenger miles rising from 877 billion in 2015 to 1.02 trillion in 2024.

Speaking of Boeing, the Chicago-based company continues to have an unprecedented seven-year order backlog of 5,800 commercial jets. To put that number in perspective, the U.S. airline industry currently has 6,871 jets in its commercial fleet, according to the FAA.

Mile-High Merger: Alaska Airlines Buys Virgin America, Expanding Market Reach

On April 4, 2016, Virgin America agreed in principle to its acquisition by Alaska Airlines. The top four airlines—American, United, Delta and Southwest—currently account for more than 80 percent of available capacity, while Alaska Airlines has a 5 percent share, Virgin a 2 percent share. A merger would turn Alaska into the fifth largest carrier in the U.S., pulling it ahead of JetBlue. According to the Wall Street Journal, Alaska’s annual revenue could grow 27 percent because of the deal.

Alaska is already the most profitable carrier in the U.S. with operations focused on the West Coast, and Virgin America, after years of losses, is expected to generate a net profit in 2016.

Following the $2.6 billion deal, Alaska is expected to have the largest market share on the West Coast (22 percent), followed by present leaders Southwest (21 percent) and United (16 percent). The deal should provide Alaska with a strong toehold in California—the largest state by population, gross domestic product and passenger volume.

Domestic Airlines Provide Many Attractive Buying Opportunities

In the near term, domestic airlines continued to trade at extremely low multiples compared to other stocks in the industrials sector. Compare airlines’ price-to-earnings (P/E) ratios to transportation stocks and the broader stock market, based

U.S. GLOBAL JETS ETF

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

on Bloomberg data. Whereas American is trading at a little over 4 times earnings, transportation stocks—which include trucks, railroads and other industrials—trade at more than 14 times earnings. S&P 500 Index stocks, meanwhile, currently trade at more than 20 times earnings.

Airlines’ P/E Ratios
As of July 15, 2016
United Continental	4.11
American Airlines	4.15
Delta Air Lines	7.10
Southwest Airlines	11.53
S&P Transportation Select Industry Index	14.06
S&P 500 Index	20.06

Domestic carriers also continued to return money to shareholders in the form of dividends and stock buyback programs. American Airlines, for example, repurchased more than 50 million shares, worth $1.7 billion, in the second quarter of 2016. As of March, Southwest Airlines had a phenomenal three-year dividend growth rate of 101.2 percent, according to GuruFocus data. This helps support the thesis that the industry offers many attractive buying opportunities right now.

This report is to be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Because the Fund concentrates its investments in specific industries, the Fund may be subject to greater risks and fluctuations than a portfolio representing a broader range of industries. Airline Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel and may also be significantly affected by changes in fuel prices, labor relations and insurance costs. The Fund is non-diversified, meaning it may concentrate more of its assets in a smaller number of issuers than a diversified fund. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. The Fund may invest in the securities of smaller-capitalization companies, which may be more volatile than funds that invest in larger, more established companies. The performance of the Fund may diverge from that of the index. Because the Fund may employ a representative sampling strategy and may also invest in securities that are not included in the index, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Fund is not actively managed and may be affected by a general decline in market segments related to the index.

Distributed by Quasar Distributors, LLC. U.S. Global Investors Inc. is the investment adviser to JETS.

Past performance does not guarantee future results.

U.S. GLOBAL JETS ETF

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

Dividend growth rate is the annualized percentage rate of growth that a particular stock’s dividend undergoes over a period of time. There is no guarantee that the issuers of any securities will declare dividends in the future or that, if declared, will remain at current levels or increase over time.

The U.S. Global Jets Index seeks to provide access to the global airline industry. The index uses various fundamental screens to determine the most efficient airline companies in the world, and also provides diversification through exposure to global aircraft manufacturers and airport companies. The index consists of common stocks listed on well-developed exchanges across the globe. It is not possible to invest directly in an index.

The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The S&P Transportation Select Industry index is designed to measure the performance of the transportation sub-industry in the S&P 500 Index. The average market capitalization for the 42 key players in the index is $9 billion and ranges from $400 million to $82 billion. You cannot invest directly in an index.

The Airlines for America survey, conducted in December 2015 by Ipsos Public Affairs, looked at who was traveling by air, why, where and how often; asked travelers to rate their air travel experience; assessed what factors were considered when purchasing travel; examined which components of the passenger experience were most important to them; and asked about their upcoming travel plans.

The price to earnings ratio (P/E ratio) is the measure of the share price relative to the annual net income earned by the firm per share. The P/E ratio shows current investor demand for a company share. A high P/E ratio generally indicates increased demand because investors anticipate earnings growth in the future. Passenger load factor, or load factor, measures the capacity utilization of public transport services like airlines, passenger railways, and intercity bus services. It is generally used to assess how efficiently a transport provider fills seats and generates fare revenue. Revenue passenger miles (RPMs) and revenue passenger kilometers (RPKs) are measures of traffic for an airline flight, bus, or train calculated by multiplying the number of revenue-paying passengers aboard the vehicle by the distance traveled.

All opinions expressed and data provided are subject to change without notice. Opinions are not guaranteed and should not be considered investment advice.

The section labeled Portfolio of Investments contains a more complete list of the Fund’s holdings. Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

U.S. GLOBAL JETS ETF

PORTFOLIO ALLOCATION
At June 30, 2016 (Unaudited)

Percentage of
Sector	Net Assets
Airlines	90.8%
Aerospace & Defense	6.9
Transportation	1.0
Engineering & Construction	0.8
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(0.2)
Total	100.0%

U.S. GLOBAL JETS ETF

SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 99.5%

	Australia – 0.9%
213,655	Qantas Airways, Ltd.	$449,351

	Canada – 2.9%
63,991	Air Canada (a)	440,327
92,578	Chorus Aviation, Inc.	429,945
26,067	WestJet Airlines, Ltd.	425,320
		1,295,592

	China – 2.0%
16,333	China Eastern Airlines Corporation, Ltd. – ADR	413,878
15,280	China Southern Airlines Company, Ltd. – ADR	435,327
		849,205

	France – 2.0%
66,309	Air France KLM SA (a)	420,990
414	Dassault Aviation SA	412,599
		833,589

	Germany – 1.0%
35,928	Deutsche Lufthansa	419,844

	Hong Kong – 1.0%
629,722	Air China, Ltd.	430,199

	Ireland – 1.0%
6,132	Ryanair Holdings plc – ADR	426,419

	Israel – 1.0%
658,984	El Al Israel Airlines, Ltd.	437,279

	Japan – 1.0%
13,063	Japan Airlines Company, Ltd.	416,437

	Mexico – 1.0%
23,028	Controladora Vuela Cia De
	Aviacion SAB de CV – ADR (a)	430,393

	New Zealand – 1.0%
284,330	Air New Zealand, Ltd.	425,309

	Switzerland – 0.9%
20,321	Wizz Air Holdings plc (a)	434,192

The accompanying notes are an integral part of these financial statements.

U.S. GLOBAL JETS ETF

SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Turkey – 1.8%
51,703	Celebi Hava Servisi AS	$417,722
85,316	TAV Havalimanlari Holding AS	365,704
		783,426

	United Kingdom – 2.0%
58,841	Dart Group plc	412,812
28,705	easyJet plc	415,001
		827,813

	United States – 80.0%
29,251	Alaska Air Group, Inc.	1,705,041
11,727	Allegiant Travel Company	1,776,641
185,902	American Airlines Group, Inc.	5,262,887
10,043	Boeing Company	1,304,285
143,542	Delta Air Lines, Inc.	5,229,235
9,289	General Dynamics Corporation	1,293,400
32,976	Hawaiian Holdings, Inc. (a)	1,251,769
105,459	JetBlue Airways Corporation (a)	1,746,401
49,215	SkyWest, Inc.	1,302,229
132,958	Southwest Airlines Company	5,213,283
39,338	Spirit Airlines, Inc. (a)	1,765,096
127,769	United Continental Holdings, Inc. (a)	5,243,640
29,586	Virgin America, Inc. (a)	1,663,028
		34,756,935
	TOTAL COMMON STOCKS (Cost $49,742,916)	43,215,983

	SHORT-TERM INVESTMENTS – 0.7%
302,199	Morgan Stanley Institutional Liquidity Funds –
	Government Portfolio, 0.27%*	302,199
	TOTAL SHORT-TERM INVESTMENTS (Cost $302,199)	302,199
	TOTAL INVESTMENTS – 100.2% (Cost $50,045,115)	43,518,182
	Liabilities in Excess of Other Assets – (0.2)%	(93,631)
	NET ASSETS – 100.0%	$43,424,551

Percentages are stated as a percent of net assets
ADR	American Depository Receipt
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of June 30, 2016.

U.S. GLOBAL JETS ETF

STATEMENT OF ASSETS & LIABILITIES
At June 30, 2016 (Unaudited)

ASSETS
Investments in securities, at value (Cost $50,045,115)	$43,518,182
Receivable for investments sold	5,316,693
Dividends and interest receivable	23,921
Cash	3,350
Total assets	48,862,146

LIABILITIES
Payable for investments purchased	5,413,818
Management fees payable	23,777
Total liabilities	5,437,595

NET ASSETS	$43,424,551

Net assets consist of:
Paid-in capital	$50,637,455
Undistributed (accumulated) net investment income (loss)	210,415
Accumulated net realized gain (loss) on investments	(896,430)
Net unrealized appreciation (depreciation) on:
Investments	(6,526,933)
Foreign currency	44
Net assets	$43,424,551

Net asset value:
Net assets	$43,424,551
Shares outstanding^	2,050,000
Net asset value, offering and redemption price per share	$21.18

^	No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

U.S. GLOBAL JETS ETF

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2016 (Unaudited)

INCOME
Dividends (net of foreign taxes withheld of $31,950)	$361,370
Interest	381
Total investment income	361,751

EXPENSES
Management fees	153,062
Total expenses	153,062
Net investment income (loss)	208,689

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(240,984)
Foreign currency	(4,300)
Change in unrealized appreciation (depreciation) on:
Investments	(8,518,832)
Foreign currency	186
Net realized and unrealized gain (loss) on investments	(8,763,930)
Net increase (decrease) in net assets
resulting from operations	$(8,555,241)

The accompanying notes are an integral part of these financial statements.

U.S. GLOBAL JETS ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2016	Period Ended
	(Unaudited)	December 31, 2015*
OPERATIONS
Net investment income (loss)	$208,689	$102,888
Net realized gain (loss) on investments
and foreign currency	(245,284)	(544,031)
Change in unrealized appreciation
(depreciation) on investments and
foreign currency	(8,518,646)	1,991,757
Net increase (decrease) in net assets
resulting from operations	(8,555,241)	1,550,614

DISTRIBUTIONS TO SHAREHOLDERS
From net investments income	—	(90,012)
Total distributions to shareholders	—	(90,012)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	8,533,430	59,704,440
Transaction fees (Note 1)	—	1,640
Payments for shares redeemed	(8,750,040)	(8,970,280)
Net increase (decrease) in net assets
derived from capital share transactions (a)	(216,610)	50,735,800
Net increase (decrease) in net assets	(8,771,851)	52,196,402

NET ASSETS
Beginning of period	$52,196,402	—
End of period	$43,424,551	$52,196,402
Undistributed (accumulated) net
investment income (loss)	$210,415	$1,726

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	June 30, 2016	Period Ended
	(Unaudited)	December 31, 2015*
	Shares	Shares
Subscriptions	350,000	2,500,000
Redemptions	(400,000)	(400,000)
	(50,000)	2,100,000

*	Fund commenced operations on April 28, 2015. The information presented is for the period from April 28, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

U.S. GLOBAL JETS ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six Months Ended		Period Ended
	June 30, 2016		December 31,
	(Unaudited)		2015(1)
Net asset value, beginning of period	$24.86		$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.10		0.06
Net realized and unrealized gain (loss)
on investments and foreign currency	(3.78)		(0.16)
Total from investment operations	(3.68)		(0.10)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—		(0.04)
Total distributions	—		(0.04)

Net asset value, end of period	$21.18		$24.86

Total return	-14.78	%(3)	-0.39	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$43,425		$52,196

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.60	%(4)	0.60	%(4)
Net investment income (loss)
to average net assets	0.82	%(4)	0.37	%(4)

Portfolio turnover rate(5)	20	%(3)	34	%(3)

(1)	Commencement of operations on April 28, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

U.S. GLOBAL JETS ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

U.S. Global Jets ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses of the U.S. Global Jets Index. The Fund commenced operations on April 28, 2015.

Shares of the Fund are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. There were no variable fees received for the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance for the Financial Accounting Standards

U.S. GLOBAL JETS ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (Unaudited) (Continued)

Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds, exchange traded notes, real estate investment trusts and securities sold short that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in other mutual funds, including money market funds, are valued at their net asset value per share.

Short-Term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

U.S. GLOBAL JETS ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (Unaudited) (Continued)

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$43,215,983	$—	$—	$43,215,983
Short-Term Investments	302,199	—	—	302,199
Total Investments
in Securities	$43,518,182	$—	$—	$43,518,182

^ See Schedule of Investments for breakout of investments by country.

Transfers between levels are recognized at the end of the reporting period. During the six months ended June 30, 2016, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

B.	Federal Income Taxes. The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended,

U.S. GLOBAL JETS ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (Unaudited) (Continued)

necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required.

The Fund has analyzed its tax position as of its fiscal year ended December 31, 2015 and has concluded it did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended December 31, 2015, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the Fund did not incur any interest or penalties.

C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gain on securities by the Fund are

U.S. GLOBAL JETS ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (Unaudited) (Continued)

declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation.  The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE Arca is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Subsequent Events.  In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to June 30, 2016, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

U.S. Global Investors, Inc. (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.  Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on

U.S. GLOBAL JETS ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (Unaudited) (Continued)

any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.60% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian, transfer agent and accountants. USBFS also serves as the transfer agent and fund accountant to the Fund.  U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the six-months ended June 30, 2016, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $10,582,154 and $10,392,040 respectively.

During the six-months ended June 30, 2016, there were no purchases or sales of U.S. Government securities.

During the six-months ended June 30, 2016, in-kind transactions associated with creations and redemptions were $8,425,386 and $8,709,408, respectively.

NOTE 5 – INCOME TAX INFORMATION

The cost basis of investments for federal income tax purposes as of June 30, 2016 was as follows:

Tax cost of investments	$50,173,573
Gross tax unrealized appreciation	1,918,260
Gross tax unrealized depreciation	(8,573,651)
Net tax unrealized (depreciation)	$(6,655,391)

U.S. GLOBAL JETS ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (Unaudited) (Continued)

The amount and character of tax-basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined for the semi-annual period ended June 30, 2016.

As of December 31, 2015, the components of accumulated earnings (losses) for income tax purposes were as follows:

Net tax unrealized appreciation (depreciation)	$1,863,441
Undistributed ordinary Income	1,726
Undistributed long term capital gains	—
Total distributed earnings	1,726
Other accumulated gains (losses)	(522,830)
Total accumulated gains (losses)	$1,342,337

The difference between book and tax-basis cost is attributable to the deferral of losses on wash sales.

For the period ended December 31, 2015 the Fund had a short term capital loss carryforward of $522,688. This amount does not have an expiration date.

The tax character of distributions paid by the Fund during the periods ended June 30, 2016 and December 31, 2015 were as follows:

	June 30, 2016	December 31, 2015
Ordinary Income	$ —	$90,012

U.S. GLOBAL JETS ETF

EXPENSE EXAMPLE
For the Six Months Ended June 30, 2016 (Unaudited)

As a shareholder of U.S. Global Jets ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 – June 30, 2016).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	January 1, 2016	June 30, 2016	During the Period(1)
Actual	$1,000.00	$ 852.20	$2.76
Hypothetical (5% annual	$1,000.00	$1,024.86	$3.02
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by the number of days in the most recent six month period, 182 days, and divided by the number of days in the most recent twelve month period, 366 days.

U.S. GLOBAL JETS ETF

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.usglobaletfs.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.usglobaletfs.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES
(Unaudited)

The Statement of Additional Information includes additional information about the Trustees and available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.usglobaletfs.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.usglobaletfs.com.

U.S. GLOBAL JETS ETF

PRIVACY POLICY
(Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Fund maintains physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
U.S. Global Investors, Inc.
7900 Callaghan Road
San Antonio, Texas 78229

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

US Global Jets ETF
Symbol – JETS
CUSIP – 26922A842

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annul reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*   /s/Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    September 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    September 1, 2016

By (Signature and Title)*    /s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    September 1, 2016

* Print the name and title of each signing officer under his or her signature.